Common Stock Offerings - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Apr. 20, 2010	Sep. 30, 2010	Sep. 30, 2012 First Charter MHC	Sep. 30, 2011 First Charter MHC	Apr. 20, 2010 First Charter MHC	Apr. 20, 2010 Employee Stock
Stockholders Equity Note [Line Items]
Equity method investment, ownership percentage			63.00%	63.00%	61.00%
Gross common stock proceeds from offering	$ 30,600,000	$ 27,857,569				$ 2,300,000
Offering expenses	$ 4,000,000
Cancellation of shares previously owned by First Charter, MHC (in shares)	4,400,000